Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	As of 31 December
	2025	2024
	USD	USD
Withholding tax receivables	1,454,429	983,770
Refundable deposits	150,901	160,902
Other assets	60,468	134,826
Prepaid expenses	140,769	31,309
	1,806,567	1,310,807